UBS PaineWebber Cashfund, Inc.
                               51 West 52nd Street
                          New York, New York 10019-6114



                                                                   July 31, 2002



EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      UBS PaineWebber Cashfund, Inc. (the "Company")
                  File Nos. 2-60655 and 811-2802

Ladies and Gentlemen:

         Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "Act"), the above-named registrant hereby certifies that:

         (a) the form of prospectus dated July 29, 2002 that would have been filed under Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 42 to the Company's registration statement on Form N-1A, which is the most recent amendment filed with the Commission; and

         (b) the text of Post-Effective Amendment No. 42 was filed electronically with the Commission on July 29, 2002.

         If you have any questions regarding the foregoing, please call Rita Rubin at (212) 882-5596 or the undersigned at (212) 882-5572.

                                   Sincerely,



                                   By: /s/ David M. Goldenberg
                                       -----------------------
                                   Name:  David M. Goldenberg
                                   Title: Vice President and
                                          Assistant Secretary